As filed with the Securities and Exchange	Registration No. 333-202174
Commission on December 7, 2015	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ______	[X]
Post-Effective Amendment No. 1	[]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Separate Account B

(Exact Name of Registrant)

Voya Insurance and Annuity Company

(Name of Depositor)

1475 Dunwoody Drive
Westchester, Pennsylvania 19380

 (Address of Depositor’s Principal Executive Offices) (Zip Code)

(610) 425-3400

 (Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Senior Counsel

Voya Financial®

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ____________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 15, 2015, is incorporated into Part A of this Post-Effective Amendment No. 1 by reference to Registrant’s filing under Rule 497(c) as filed on May 20, 2015.

VOYA PREFERRED ADVANTAGE VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED INDIVIDUAL VARIABLE ANNUITY

issued by

Voya Insurance and Annuity Company

and its

Separate Account B

Supplement Dated December 7, 2015

This supplement updates and amends certain information contained in your prospectus and Statement of Additional Information (“SAI”) each dated May 15, 2015. Please read it carefully and keep it with your prospectus and SAI for future reference.

______________________________________________________________________________________

IMPORTANT INFORMATION ABOUT UPCOMING

FUND ADDITIONS

Effective December 11, 2015, the following funds will be added as available variable investment options under the Contract:

ClearBridge Variable Mid Cap Core Portfolio (Class II)

Fidelity® VIP Disciplined Small Cap Portfolio (Service Class 2)

Fidelity® VIP FundsManager 20% Portfolio (Service Class 2)

Fidelity® VIP FundsManager 60% Portfolio (Service Class 2)

Fidelity® VIP FundsManager 85% Portfolio (Service Class 2)

MFS® Research Series (Service Class)

Putnam VT International Equity Fund (Class IB)

Putnam VT International Value Fund (Class IB)

Putnam VT Investors Fund (Class IB)

The following information about these funds is added to APPENDIX I – FUND DESCRIPTIONS beginning on page 50 of the prospectus:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ClearBridge Variable Mid Cap Core Portfolio (Class II) Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	Seeks long-term growth of capital.
Fidelity® VIP Disciplined Small Cap Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC and FMR Co., Inc.	Seeks capital appreciation.
X.PADV-15	Page 1 of 3	December 2015

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP FundsManager 20% Portfolio (Service Class 2) Investment Adviser: Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company	Seeks high current income and, as a secondary objective, capital appreciation.
Fidelity® VIP FundsManager 60% Portfolio (Service Class 2) Investment Adviser: Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company	Seeks high total return.
Fidelity® VIP FundsManager 85% Portfolio (Service Class 2) Investment Adviser: Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company	Seeks high total return.
MFS® Research Series (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
Putnam VT International Equity Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT International Value Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth. Current income is a secondary objective.
Putnam VT Investors Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC	Seeks long-term growth of capital and any increased income that results from this growth.

IMPORTANT INFORMATION ABOUT THE EFFECTIVE DATE
OF THE PROSPECTUS

The date of the prospectus, as shown on the cover, is hereby changed to May 15, 2015.

X.PADV-15	Page 2 of 3	December 2015

IMPORTANT INFORMATION ABOUT THE
PRINCIPAL EXECUTIVE OFFICE OF
DIRECTED SERVICES LLC

The principal office of Directed Services LLC, the principal underwriter and distributor of the Contract, has changed to:

One Orange Way

Windsor, CT 06095-4774

All references to this executive office in your prospectus and SAI are to be changed accordingly.

SAME-SEX MARRIAGES

The U.S. Supreme Court has ruled that state bans on same-sex marriages are unconstitutional. Please replace the Same-Sex Marriages sub-section found on page 43 of your prospectus with the following:

Since June 26, 2013, same-sex marriages have been recognized for purposes of federal law. On that date, pursuant to the U.S. Supreme Court’s holding in United States v. Windsor, same-sex marriages began to be recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) began to be available to same-sex spouses. On June 26, 2015, the U.S. Supreme Court ruled in Obergefell v. Hodges that all states are required to (1) license a marriage between two people of the same-sex and (2) recognize a marriage between two people of the same sex when their marriage was lawfully licensed and performed out-of-state. There are still unanswered questions regarding the scope and tax impact of these two U.S. Supreme Court decisions. Consequently, if you are married to a same-sex spouse or have entered into a domestic partnership or civil union under state law, you should contact a tax and/or legal adviser regarding your spousal rights and benefits under the Contract from a state and local income tax perspective.

X.PADV-15	Page 3 of 3	December 2015

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 15, 2015, is incorporated into Part B of this Post-Effective Amendment No. 1 by reference to Registrant’s filing under Rule 497(c) as filed on May 20, 2015.

Part C

OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Incorporated by reference in Part B: Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2014
		-	Statements of Operations for the year ended December 31, 2014
		-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets as of December 31, 2014 and 2013
		-	Statements of Operations for the years ended December 31, 2014, 2013 and 2012
		-	Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
		-	Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011
		-	Notes to Consolidated Financial Statements

(b)		Exhibits
	(1)	(a)

Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable
	(3)	(a)

Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)

Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B filed, filed on April 9, 2004; File No. 333-90516).

(c)

Amendment to the Distribution Agreement between ING USA and Directed Services Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 13, 2004; File No. 333-28755.)

(d)

Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(e)

Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(f)

Addendum to Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(g)

Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(h)

Form of Assignment Agreement for Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(i)

Expense Reimbursement Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(j)

Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(k)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(l)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014; File No. 333-30180.)

(m)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between Directed Services LLC and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014; File No. 333-133944.)

(n)

Amendment No. 3, effective as of April 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(o)	Amendment No. 4, effective as of May 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company.
(p)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(q)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(r)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 (File No. 333-133944).

(s)

Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company.

(4)	(a)

Flexible Premium Deferred Individual Variable Annuity Contract (ICC15 VI-IA-4046). (Incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 for Voya Insurance and Annuity Company, filed on April 23, 2015; File No. 333-202174.)

(b)

Unisex Endorsement (ICC15 VI-RA-4047). (Incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 for Voya Insurance and Annuity Company, filed on April 23, 2015; File No. 333-202174.)

(5)	(a)

Variable Annuity Flexible Premium Deferred Individual Variable Annuity Application (ICC15 171102). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(6)	(a)

Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)

Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)

Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076).

(d)

Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(e)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)

Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and it’s Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(7)	Not Applicable

(8)	(a)	(1)

Participation Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed on July 17, 2003; File No. 333-105319.)

(2)

Participation Agreement entered into as of September 15, 2008, as amended, among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B, filed on December 29, 2008; File No. 333-115515.)

(3)

Amendment No. 2 dated as of April 1, 2015, to the Fund Participation Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company (formerly known as ING USA Annuity and Life Insurance Company and Golden American Life Insurance Company); Voya Retirement Insurance and Annuity Company (formerly known as ING Life Insurance and Annuity Company); ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series.

(4)

Business Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed on July 17, 2003; File No. 333-105319.)

(5)

Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 14, 2008; File No. 333-153338.)

(6)

Amendment No. 2 entered into as of the 1st day of April, 2015, to the Business Agreement dated April 30, 2003, by and among Voya Insurance and Annuity Company (formerly known as ING USA Annuity and Life Insurance Company), Directed Services, LLC; Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company); ReliaStar Life Insurance and Annuity Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; Voya America Equities, Inc.; Voya Financial Partners, LLC (formerly known as ING Financial Advisers, LLC); American Funds Distributors, Inc.; and Capital Research and Management Company.

(7)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, filed on April 9, 2007; File Number 333-47527.)

(b)	(1)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

	(2)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

	(3)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

	(4)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

	(5)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

	(6)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

	(7)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(c)	(1)

Participation Agreement, dated as of April 20, 2015, by and among Voya Insurance and Annuity Company, Directed Services LLC, Deutsche Variable Series I, Deutsche Variable Series II, Deutsche Investments VIT Funds, DeAWM Distributors, Inc. and Deutsche Investment Management Americas Inc.

	(2)	Variable Annuity Fund/Serv & Networking Agreement between Voya Insurance and Annuity Company and DeAWM Service Company.
(d)	(1)

Fund Participation Agreement by and between Voya Insurance and Annuity Company, Voya Retirement Insurance and Annuity Company, directed Services, LLC, Eaton Vance Variable Trust, and Eaton Vance Distributors, Inc.

(e)	(1)

Participation Agreement made and entered into as of July 20, 2001, by and among Fidelity, Golden American Life Insurance Company and Fidelity Distributors Corporation and Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. (Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(2)

Participation Agreement dated November 11, 2004, by and among Variable Insurance Products Funds, Fidelity Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(3)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, as filed on June 15, 2007; File No. 033-75962.)

(4)

Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING USA Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, as filed on October 23, 2007; File No. 333-117260.)

(f)	(1)

Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for ReliaStar Life Insurance Company and its Separate Account NY-B, filed on February 1, 2007; File No. 333-85618.)

(2)

Amendment No. 1, effective June 5, 2007, to the Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ReliaStar Life Insurance Company of NY and its Separate Account NYB, filed on July 6, 2007; File No. 333-139695.)

(3)

Amendment No. 2, dated November 17, 2011, to the Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Separate Account C, filed on April 3, 2012; File No. 033-75962.)

(4)

Amendment No. 3, dated August 12, 2013, to the Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, filed on April 9, 2014; File No. 333-167680.)

Amendment No. 4 to the Amended and Restated Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(5)

Form of Amendment No. 5 to the Amended and Restated Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(7)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Variable Annuity Account C, filed on April 11, 2006; File No. 033-81216.)

(8)

Amendment No. 1 dated May 17, 2006, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Variable Annuity Account C, filed on April 13, 2012; File No. 033-76962.)

(9)

Amendment No. 2, dated November 17, 2011, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Separate Account C, filed on April 3, 2012; File No. 033-75962.)

(10)

Amendment No. 3, dated July 31, 2013, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Separate Account C, filed on April 9, 2014; File No. 333-167680.)

(11)

Amendment No. 4, executed as of March 31, 2015, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on May 13, 2015; File No. 333-202174.)

	(12)

Rule 22C-2 Agreement, entered into as of April 16, 2007, among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 50 to the Form N-4 Registration Statement of ING Life Insurance and Annuity Company and its Variable Annuity Account C, filed on June 15, 2007; File No. 033-75962.)

(g)	(1)

Participation Agreement, entered into on July 15, 2001, by and among Golden American Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2002; File No. 333-63692.)

	(2)	Amendment to Participation Agreement, dated as of July 13, 2001, by and among AIM Variable Insurance Funds, Golden American Life Insurance Company, and Directed Services, Inc.
(h)	(1)	Participation Agreement by and between Voya Insurance and Annuity Company, Directed Services, LLC, Waddell& Reed, Inc. and Ivy Funds Variable Insurance Portfolios.
(i)	(1)

Participation Agreement dated July 13, 2001, between Golden American Life Insurance Company and Janus Aspen Series Service Shares. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-63692.)

(j)	(1)	Form of Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Voya Retirement Insurance and Annuity Company.
(k)	(1)

Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B filed on June 23, 2000; File No. 333-33914.)

	(2)

Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(l)	(1)	Participation Agreement among Voya Insurance and Annuity Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership.
	(2)	Marketing and Administrative Services Agreement dated May 28, 2015, by and between Voya Insurance and Annuity Company and Putnam Retail Management Limited Partnership.
(m)	(1)	Participation Agreement made and entered into as of May 1, 2015, by and among Voya Life and Annuity Company and T. Rowe Price Investment Services, Inc.
	(2)	Administrative Services Agreement between Voya Life and Annuity Company and T. Rowe Price Associate, Inc.
	(3)	Distribution Services Agreement between Directed Services, LLC and T. Rowe Price Investment Services, Inc.
(n)	(1)

Participation Agreement entered into as of May 1, 2003, by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 21, 2005; File No. 333-70600.)

	(2)

Participation Agreement by and among ING Variable Insurance Trust, Golden American Life Insurance Company, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 32 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(3)

Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-70600.)

(4)

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(5)

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(6)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2007; File No. 333-47527.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and President
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director
Charlie P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive President and Chief Risk Officer
Ewout L. Steenbergen, 230 Park Avenue, New York, NY 10169	Director and Executive Vice President, Finance
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Joseph J. Elmy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Michael J. Gioffre, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene, 230 Park Avenue, New York, NY 10169	Senior Vice President, Compensation

Megan Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine Hurtsellers, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Carolyn M. Johnson, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
C. Landon Cobb, Jr., 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
Gilbert E. Mathis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
David P. Wilkin, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David P. Wiland, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Justin Smith, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

09-30-2015

Voya Financial, Inc. (*1) Non-Insurer (Delaware) 52-1222820 NAIC 4832

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Insurance Management (Bermuda) Limited Non-Insurer (Bermuda) No FEIN Assigned

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

09/30/15	IB Holdings LLC Non-Insurer (Virginia) 41-1983894

Page 1	The New Providence Insurance Company, Limited Non-Insurer (Cayman Islands) 98-0161114

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*2) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*3) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

First Lien Loan Program LLC (*4) Non-Insurer (Delaware) 30-0841155

09/30/15	Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Page 2	Directed Services LLC Non-Insurer (Delaware) 14-1984144

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

Voya Insurance and Annuity Company Insurer (Iowa) 41-0991508 NAIC 80942

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

Roaring River II, LLC Insurer (Missouri) 27-2278894 NAIC 14007

09/30/15	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284)

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599

ILICA Inc. Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

AII 1, LLC Non-Insurer (Connecticut) No Tax ID

AII 2, LLC Non-Insurer (Connecticut) No Tax ID

AII 3, LLC Non-Insurer (Connecticut) No Tax ID

AII 4, LLC Non-Insurer (Connecticut) No Tax ID

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195 NAIC: 15365

Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15364

Roaring River III Holding, LLC Non-Insurer (Delaware) 45-4771241

Roaring River III, LLC Insurer (Missouri) 80-0795318 NAIC 14416

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Voya Custom Investments LLC Non-Insurer (Delaware) 98-0138339

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

09/30/15

Page 4

*1 On March 9, 2015, pursuant to the completion of a registered public offering, and a share buyback with Voya Financial, Inc. (collectively, the “March 2015 Transactions”), ING Groep N.V.(“ING Group”) sold off all of the shares of Voya Financial, Inc. common stock that it owned. ING Group continues to own warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. Upon completion of the March 2015 Transactions, ING Group is no longer an affiliate of, or the ultimate controlling person of, the Voya Financial, Inc. holding company system.

*2 Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.
*3 Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*4 First Lien Loan Program LLC controlled 50% by Voya Investment Management LLC and 50% by Third Party Stakeholder (Voya equity ownership of FLLP LLC is less than 15%).

Item 27	Number of Contract Owners

As of October 30, 2015, there are 178 nonqualified and 14 qualified contract owners in the Voya Preferred Advantage Variable Annuity contract.

Item 28	Indemnification

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Voya Insurance and Annuity Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)   In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate Account NY-B and certain contracts issued by Voya Retirement Insurance and Annuity Company through its Variable Annuity Account B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b)   The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope, 909 Locust Street, Des Moines, IA 50309	Director and President
Leah M. Hoppe, 909 Locust Street, Des Moines, IA 50309	Director and Vice President
James L. Nichols, IV, One Orange Way, Windsor, CT 06095-4774	Director
Richard E. Gelfand, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Chief Financial Officer
Regina Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Shawn P. Mathews, One Orange Way, Windsor, CT 06095-4774	Executive Vice President
Kimberly A. Anderson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Julius A. Drelick, III, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President, Investment Adviser and Chief Compliance Officer

Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Secretary
Stanley D. Vyner, 230 Park Avenue, 13th Floor, New York, NY 10169	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Michael Roland, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Jody I. Hrazanek, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Halvard Kavaale, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Todd R. Modic, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
Jason R. Rausch, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Stephen G. Sedmak, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Kim Springer, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
May F. Tong, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Paul L. Zemsky, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Huey P. Falgout, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Assistant Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2015 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
Directed Services LLC				$244,889,657.00
*	Compensation shown in column 5 includes: marketing allowances.

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

Item 31	Management Services
None.

Item 32	Undertakings

•      Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•      Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•      The account meets the definition of a “separate account” under federal securities laws.

•      Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Voya Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 7th day of December, 2015.

SEPARATE ACCOUNT B
(Registrant)

By: VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Michael S. Smith*	Director and President
Michael S. Smith	(principal executive officer)

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director
Rodney O. Martin

Charles P. Nelson*	Director
Charles P. Nelson		December 7,
2015
Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland,	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(3)(o)	Amendment No. 4, effective as of May 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company

24(b)(3)(s)

Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company

24(b)(8)(a)(3)

Amendment No. 2 dated as of April 1, 2015, to the Fund Participation Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company (formerly known as ING USA Annuity and Life Insurance Company and Golden American Life Insurance Company); Voya Retirement Insurance and Annuity Company (formerly known as ING Life Insurance and Annuity Company); ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series

24(b)(8)(a)(6)

Amendment No. 2 entered into as of the 1st day of April, 2015, to the Business Agreement dated April 30, 2003, by and among Voya Insurance and Annuity Company (formerly known as ING USA Annuity and Life Insurance Company), Directed Services, LLC; Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company); ReliaStar Life Insurance and Annuity Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; Voya America Equities, Inc.; Voya Financial Partners, LLC (formerly known as ING Financial Advisers, LLC); American Funds Distributors, Inc.; and Capital Research and Management Company

24(b)(8)(b)(3)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company

24(b)(8)(b)(6)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company

24(b)(8)(c)(1)

Participation Agreement, dated as of April 20, 2015, by and among Voya Insurance and Annuity Company, Directed Services LLC, Deutsche Variable Series I, Deutsche Variable Series II, Deutsche Investments VIT Funds, DeAWM Distributors, Inc. and Deutsche Investment Management Americas Inc.

24(b)(8)(c)(2)	Variable Annuity Fund/Serv & Networking Agreement between Voya Insurance and Annuity Company and DeAWM Service Company.

24(b)(8)(d)(1)

Fund Participation Agreement by and between Voya Insurance and Annuity Company, Voya Retirement Insurance and Annuity Company, Directed Services, LLC, Eaton Vance Variable Trust, and Eaton Vance Distributors, Inc.

24(b)(8)(g)(2)

Amendment, effective March 30, 2015, to Participation Agreement, dated as of July 13, 2001, by and among AIM Variable Insurance Funds, Golden American Life Insurance Company, and Directed Services, Inc.

24(b)(8)(h)(1)	Participation Agreement by and between Voya Insurance and Annuity Company, Directed Services, LLC, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios

24(b)(8)(j)(1)	Form of Joinder to Participation Agreement among MFS® Variable Insurance Trust, Massachusetts Financial Services Company and Voya Retirement Insurance and Annuity Company

24(b)(8)(l)(1)	Participation Agreement among Voya Insurance and Annuity Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership

24(b)(8)(l)(2)	Marketing and Administrative Services Agreement dated May 28, 2015, by and between Voya Insurance and Annuity Company and Putnam Retail Management Limited Partnership

24(b)(8)(m)(1)

Participation Agreement made and entered into as of May 1, 2015, by and among Voya Life and Annuity Company, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc.

24(b)(8)(m)(2)	Administrative Services Agreement between Voya Life and Annuity Company and T. Rowe Price Associate, Inc.

24(b)(8)(m)(3)	Distribution Services Agreement between Directed Services, LLC and T. Rowe Price Investment Services, Inc.

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney